INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Government grants, rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
At the beginning of the year	$ 3,605	$ 10,208	$ 33,227
Adjustment of opening net book amount for application of IAS 29			(27,794)
Received during the year	4,749	32,073	31,785
Currency conversion differences	(5,268)	(13,944)	(10,638)
Released to the statement of profit or loss	(2,302)	(24,732)	(16,372)
At the end of year	$ 784	$ 3,605	$ 10,208